Redeemable Noncontrolling Interest (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	11 Months Ended
	Apr. 30, 2023	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Redeemable Noncontrolling Interest
Selling price per share			$ 2.040724
Accretion of redeemable noncontrolling interest to redemption value		$ 20,900	$ 20,900	$ 10,000
Number of Class A shares issued				3,547
Deemed dividend to redeemable noncontrolling interest		$ (10,875)	$ (10,875)
Z33 issued
Redeemable Noncontrolling Interest
Number of shares transferred			4,900,222
Stone Peach
Redeemable Noncontrolling Interest
Right but not the obligation for purchase of issued shares, maximum percentage			50.00%
Purchase price per share			$ 2.448869
Threshold period from the date of agreement for purchase of issued shares			2 years
Right but not the obligation to sell the issued shares, maximum percentage			50.00%
Percentage of call option exercised	50.00%
Deemed dividend to redeemable noncontrolling interest	$ 10,900
Stone Peach | Z33 issued
Redeemable Noncontrolling Interest
Number of shares transferred			4,900,222
Right but not the obligation for purchase of issued shares, maximum percentage			50.00%
Purchase price per share			$ 2.448869
Threshold period from the date of agreement for purchase of issued shares			2 years
Right but not the obligation to sell the issued shares, maximum percentage			50.00%
Selling price per share			$ 2.040724
Stone Peach | Class A Ordinary shares
Redeemable Noncontrolling Interest
Number of Class A shares issued	2,000,000